RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Due to related parties	$ 97,691	$ 146,504
Banro Corporation [Member]
Due to related parties	79,946	64,920
Tembo Capital L L P [Member]
Due to related parties	53,001	53,001
Director And Officers [Member]
Due to related parties	44,615	28,583
Loncor Resources Inc. [Member]
Due to related parties	48,838	$ 25,230
Lloyd J. Bardswich [Member]
Due from related parties	$ 327